Quarterly Holdings Report
for
Fidelity Advisor® Multi-Asset Income Fund
March 31, 2022
AMAI-NPRT1-0522
1.9865901.106
Corporate Bonds - 26.9%
		Principal Amount (a)	Value ($)
Convertible Bonds - 11.3%
COMMUNICATION SERVICES - 0.5%
Entertainment - 0.0%
Sea Ltd. 2.375% 12/1/25		18,000	28,503

Interactive Media & Services - 0.4%
fuboTV, Inc. 3.25% 2/15/26 (b)		994,000	632,416
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)		3,027,000	2,480,970
Snap, Inc. 0.75% 8/1/26		1,897,000	3,303,626
TripAdvisor, Inc. 0.25% 4/1/26 (b)		900,000	759,600
			7,176,612
Media - 0.1%
Magnite, Inc. 0.25% 3/15/26		3,618,000	2,858,630

TOTAL COMMUNICATION SERVICES			10,063,745

CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.8%
Arrival SA 3.5% 12/1/26 (b)		1,633,000	1,050,821
Ford Motor Co. 0% 3/15/26		4,557,000	5,386,374
Tesla, Inc. 2% 5/15/24		575,000	9,976,998
			16,414,193
Diversified Consumer Services - 0.2%
2U, Inc. 2.25% 5/1/25		2,575,000	2,163,000
Chegg, Inc. 0% 9/1/26		1,730,000	1,413,410
			3,576,410
Hotels, Restaurants & Leisure - 0.2%
DraftKings, Inc. 0% 3/15/28		2,621,000	1,883,189
NCL Corp. Ltd. 2.5% 2/15/27 (b)		1,390,000	1,326,755
			3,209,944
Internet & Direct Marketing Retail - 0.6%
Etsy, Inc. 0.125% 10/1/26		3,601,000	5,776,004
Fiverr International Ltd. 0% 11/1/25		875,000	742,438
The RealReal, Inc. 1% 3/1/28		3,580,000	2,521,385
Wayfair LLC 0.625% 10/1/25		2,449,000	2,010,629
			11,050,456
Leisure Products - 0.2%
Peloton Interactive, Inc. 0% 2/15/26		5,458,000	4,509,673

TOTAL CONSUMER DISCRETIONARY			38,760,676

CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Beyond Meat, Inc. 0% 3/15/27		10,565,000	6,273,497

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Antero Resources Corp. 4.25% 9/1/26		373,000	2,628,158
EQT Corp. 1.75% 5/1/26		1,912,000	4,531,440
Pioneer Natural Resources Co. 0.25% 5/15/25		997,000	2,367,377
			9,526,975
FINANCIALS - 0.1%
Consumer Finance - 0.1%
LendingTree, Inc. 0.5% 7/15/25		900,000	736,875
SoFi Technologies, Inc. 0% 10/15/26 (b)		1,750,000	1,412,075
			2,148,950
HEALTH CARE - 0.9%
Biotechnology - 0.2%
Global Blood Therapeutics, Inc. 1.875% 12/15/28 (b)		3,100,000	4,056,350

Health Care Equipment & Supplies - 0.3%
CryoPort, Inc. 0.75% 12/1/26 (b)		1,732,000	1,364,816
DexCom, Inc. 0.75% 12/1/23		325,000	1,011,156
Envista Holdings Corp. 2.375% 6/1/25		600,000	1,421,700
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (b)		1,968,000	2,448,192
			6,245,864
Health Care Providers & Services - 0.4%
1Life Healthcare, Inc. 3% 6/15/25		1,180,000	1,018,340
Accolade, Inc. 0.5% 4/1/26 (b)		3,706,000	2,822,119
Guardant Health, Inc. 0% 11/15/27		1,715,000	1,375,602
Oak Street Health, Inc. 0% 3/15/26		2,400,000	1,896,000
			7,112,061
Health Care Technology - 0.0%
Health Catalyst, Inc. 2.5% 4/15/25		800,000	902,500
Teladoc Health, Inc. 1.25% 6/1/27		200,000	168,700
			1,071,200
TOTAL HEALTH CARE			18,485,475

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23		1,050,000	1,634,782

Electrical Equipment - 0.5%
Array Technologies, Inc. 1% 12/1/28 (b)		4,440,000	3,367,740
Bloom Energy Corp. 2.5% 8/15/25		700,000	1,155,910
Plug Power, Inc. 3.75% 6/1/25		225,000	1,284,188
Stem, Inc. 0.5% 12/1/28 (b)		3,848,000	2,854,062
Sunrun, Inc. 0% 2/1/26		2,073,000	1,649,072
			10,310,972
Machinery - 0.1%
Middleby Corp. 1% 9/1/25		900,000	1,239,188

Professional Services - 0.4%
KBR, Inc. 2.5% 11/1/23		3,496,000	7,586,320

TOTAL INDUSTRIALS			20,771,262

INFORMATION TECHNOLOGY - 4.9%
IT Services - 1.0%
BigCommerce Holdings, Inc. 0.25% 10/1/26 (b)		3,053,000	2,316,616
Block, Inc. 0.5% 5/15/23		1,657,000	3,003,313
Cloudflare, Inc. 0.75% 5/15/25		853,000	2,747,769
Digitalocean Holdings, Inc. 0% 12/1/26 (b)		1,700,000	1,348,100
Fastly, Inc. 0% 3/15/26		3,738,000	2,790,417
MongoDB, Inc. 0.25% 1/15/26		973,000	2,107,032
Okta, Inc. 0.125% 9/1/25		925,000	991,600
Perficient, Inc. 0.125% 11/15/26 (b)		1,500,000	1,340,250
Repay Holdings Corp. 0% 2/1/26 (b)		800,000	665,600
Wix.com Ltd. 0% 8/15/25		2,036,000	1,767,248
			19,077,945
Semiconductors & Semiconductor Equipment - 0.5%
Enphase Energy, Inc. 0.25% 3/1/25 (b)		400,000	1,023,400
onsemi 1.625% 10/15/23		2,665,000	8,053,630
SolarEdge Technologies, Inc. 0% 9/15/25		1,175,000	1,599,763
			10,676,793
Software - 3.4%
Avalara, Inc. 0.25% 8/1/26 (b)		1,050,000	895,650
BlackLine, Inc. 0% 3/15/26		1,475,000	1,246,375
Box, Inc. 0% 1/15/26		1,125,000	1,419,750
Cerence, Inc. 3% 6/1/25		550,000	685,094
Confluent, Inc. 0% 1/15/27 (b)		1,898,000	1,568,697
Coupa Software, Inc. 0.375% 6/15/26		13,328,000	11,182,192
Datadog, Inc. 0.125% 6/15/25		842,000	1,490,340
DocuSign, Inc. 0% 1/15/24		1,368,000	1,279,080
Dye & Durham Ltd. 3.75% 3/1/26 (b)(c)	CAD	1,100,000	765,508
Everbridge, Inc.:
0% 3/15/26		2,432,000	2,064,160
0.125% 12/15/24		650,000	582,689
Five9, Inc. 0.5% 6/1/25		875,000	948,063
HubSpot, Inc. 0.375% 6/1/25		1,634,000	2,914,239
LivePerson, Inc. 0% 12/15/26		10,255,000	8,127,877
Mandiant, Inc. 0.875% 6/1/24		1,560,000	1,717,950
New Relic, Inc. 0.5% 5/1/23		955,000	957,388
Palo Alto Networks, Inc. 0.75% 7/1/23		897,000	2,099,429
Progress Software Corp. 1% 4/15/26 (b)		975,000	969,150
Q2 Holdings, Inc. 0.75% 6/1/26		500,000	496,500
Rapid7, Inc. 2.25% 5/1/25		1,915,000	3,622,941
RingCentral, Inc. 0% 3/15/26		3,550,000	2,903,900
SailPoint Technologies Holding, Inc. 0.125% 9/15/24		1,174,000	2,170,726
ServiceNow, Inc. 0% 6/1/22		597,000	2,462,924
Splunk, Inc. 1.125% 6/15/27		875,000	835,625
Unity Software, Inc. 0% 11/15/26 (b)		1,165,000	955,883
Verint Systems, Inc. 0.25% 4/15/26 (b)		939,000	979,173
Veritone, Inc. 1.75% 11/15/26 (b)		2,112,000	1,803,661
Workday, Inc. 0.25% 10/1/22		1,296,000	2,128,234
Workiva, Inc. 1.125% 8/15/26		2,121,000	3,410,833
Zendesk, Inc. 0.625% 6/15/25		2,250,000	2,836,125
Zscaler, Inc. 0.125% 7/1/25		600,000	1,020,900
			66,541,056
TOTAL INFORMATION TECHNOLOGY			96,295,794

MATERIALS - 0.1%
Chemicals - 0.0%
Amyris, Inc. 1.5% 11/15/26 (b)		1,050,000	751,800

Metals & Mining - 0.1%
MP Materials Corp. 0.25% 4/1/26 (b)		1,250,000	1,816,875

TOTAL MATERIALS			2,568,675

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Pebblebrook Hotel Trust 1.75% 12/15/26		3,550,000	4,070,075
Porch Group, Inc. 0.75% 9/15/26 (b)		10,632,000	7,043,700
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		4,750,000	6,351,774
			17,465,549
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27 (b)		1,325,000	885,763

TOTAL REAL ESTATE			18,351,312

TOTAL CONVERTIBLE BONDS			223,246,361
Nonconvertible Bonds - 15.6%
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.6%
Altice France SA 5.125% 7/15/29 (b)		10,650,000	9,545,063
Frontier Communications Holdings LLC 6% 1/15/30 (b)		1,500,000	1,387,500
			10,932,563
Interactive Media & Services - 0.1%
TripAdvisor, Inc.:
7% 7/15/25(b)		500,000	516,475
7% 7/15/25 (Reg. S)		750,000	774,713
Twitter, Inc. 5% 3/1/30 (b)		1,735,000	1,726,325
			3,017,513
Media - 0.9%
Gannett Holdings LLC 6% 11/1/26 (b)		16,775,000	16,229,813
Univision Communications, Inc. 4.5% 5/1/29 (b)		1,350,000	1,285,045
			17,514,858
TOTAL COMMUNICATION SERVICES			31,464,934

CONSUMER DISCRETIONARY - 3.0%
Automobiles - 1.2%
Aston Martin Capital Holdings Ltd. 10.5% 11/30/25 (b)		4,530,000	4,762,434
Ford Motor Co.:
4.75% 1/15/43		2,500,000	2,259,775
5.291% 12/8/46		7,795,000	7,565,866
7.4% 11/1/46		575,000	667,000
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 6.625% 10/15/26 (b)(d)(e)		9,295,000	9,051,006
			24,306,081
Diversified Consumer Services - 0.3%
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (b)		2,000,000	1,935,000
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		4,380,000	4,390,950
			6,325,950
Hotels, Restaurants & Leisure - 0.6%
Affinity Gaming LLC 6.875% 12/15/27 (b)		955,000	928,738
NCL Corp. Ltd. 5.875% 2/15/27 (b)		2,250,000	2,216,250
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (b)		4,090,000	4,524,563
Premier Entertainment Sub LLC 5.875% 9/1/31 (b)		3,700,000	3,158,505
			10,828,056
Specialty Retail - 0.9%
Arko Corp. 5.125% 11/15/29 (b)		8,760,000	7,971,600
Bath & Body Works, Inc. 6.75% 7/1/36		4,390,000	4,470,732
Ken Garff Automotive LLC 4.875% 9/15/28 (b)		4,620,000	4,342,800
			16,785,132
TOTAL CONSUMER DISCRETIONARY			58,245,219

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 1.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(b)		4,750,000	4,286,733
4.875% 2/15/30(b)		28,470,000	27,722,663
New Albertsons LP:
7.45% 8/1/29		807,000	859,455
8% 5/1/31		1,290,000	1,444,800
8.7% 5/1/30		2,165,000	2,489,750
			36,803,401
Personal Products - 0.1%
BellRing Brands, Inc. 7% 3/15/30 (b)		2,500,000	2,553,125

Tobacco - 0.6%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)		11,524,000	11,178,280

TOTAL CONSUMER STAPLES			50,534,806

ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)		15,525,000	16,099,813
Occidental Petroleum Corp. 7.2% 4/1/28		550,000	616,000
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (b)		2,500,000	2,568,750
Petroleos Mexicanos:
6.75% 9/21/47		16,520,000	13,264,734
7.69% 1/23/50		13,880,000	12,075,600
Renewable Energy Group, Inc. 5.875% 6/1/28 (b)		985,000	1,058,018
SFL Corp. Ltd. 7.25% 5/12/26 (b)		3,900,000	3,841,500
			49,524,415
FINANCIALS - 0.5%
Capital Markets - 0.4%
Coinbase Global, Inc. 3.625% 10/1/31 (b)		9,600,000	8,184,000

Consumer Finance - 0.0%
Ford Motor Credit Co. LLC 5.125% 6/16/25		345,000	351,900

Insurance - 0.1%
Alliant Holdings Intermediate LLC 5.875% 11/1/29 (b)		1,935,000	1,860,019

TOTAL FINANCIALS			10,395,919

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.6%
Cano Health, Inc. 6.25% 10/1/28 (b)		40,000	38,400
Community Health Systems, Inc.:
5.25% 5/15/30(b)		3,500,000	3,359,265
6.125% 4/1/30(b)		6,240,000	5,806,133
Tenet Healthcare Corp. 4.375% 1/15/30 (b)		2,200,000	2,111,846
			11,315,644
Health Care Technology - 0.1%
Minerva Merger Sub, Inc. 6.5% 2/15/30 (b)		2,550,000	2,473,819

TOTAL HEALTH CARE			13,789,463

INDUSTRIALS - 2.4%
Aerospace & Defense - 0.1%
Bombardier, Inc. 7.5% 12/1/24 (b)		1,274,000	1,315,405

Commercial Services & Supplies - 0.4%
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		2,530,000	2,353,102
PowerTeam Services LLC 9.033% 12/4/25 (b)		6,505,000	6,500,219
			8,853,321
Construction & Engineering - 1.0%
Pike Corp. 5.5% 9/1/28 (b)		13,195,000	12,436,288
Railworks Holdings LP 8.25% 11/15/28 (b)		7,755,000	7,851,938
			20,288,226
Marine - 0.9%
Euronav Luxembourg SA 6.25% 9/14/26		6,600,000	6,534,000
Seaspan Corp.:
5.5% 8/1/29(b)		8,485,000	7,933,475
6.5% 2/5/24(b)		400,000	404,000
6.5% 4/29/26(b)		2,200,000	2,244,000
			17,115,475
TOTAL INDUSTRIALS			47,572,427

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)		1,500,000	1,378,125

MATERIALS - 1.5%
Chemicals - 0.5%
LSB Industries, Inc. 6.25% 10/15/28 (b)		9,523,000	9,656,417

Metals & Mining - 1.0%
Carpenter Technology Corp. 7.625% 3/15/30		1,700,000	1,740,647
Eldorado Gold Corp. 6.25% 9/1/29 (b)		2,025,000	2,026,266
ERO Copper Corp. 6.5% 2/15/30 (b)		9,450,000	9,206,663
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		7,167,000	7,274,505
			20,248,081
TOTAL MATERIALS			29,904,498

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Park Intermediate Holdings LLC 5.875% 10/1/28 (b)		2,275,000	2,272,918
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (b)		3,240,000	3,020,814
Uniti Group, Inc. 6% 1/15/30 (b)		4,100,000	3,690,000
			8,983,732
UTILITIES - 0.2%
Electric Utilities - 0.1%
Vistra Operations Co. LLC 5.625% 2/15/27 (b)		2,300,000	2,298,057

Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy Corp. 5.875% 9/1/26 (b)		2,325,000	2,224,746

TOTAL UTILITIES			4,522,803

TOTAL NONCONVERTIBLE BONDS			306,316,341
TOTAL CORPORATE BONDS (Cost $534,830,575)			529,562,702

U.S. Treasury Obligations - 13.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds 2.25% 2/15/52 (Cost $271,627,317)	278,565,000	267,161,226

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/53 (d) (Cost $176,983)	200,000	150,677

Common Stocks - 43.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	692	16,352
BCE, Inc. (f)	90,000	4,991,400
Verizon Communications, Inc.	3,433	174,877
		5,182,629
Entertainment - 0.7%
Netflix, Inc. (g)	19,950	7,473,071
The Walt Disney Co. (g)	48,764	6,688,470
		14,161,541
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (g)	9,386	26,105,751
Genius Sports Ltd. (g)	667,477	3,070,394
Meta Platforms, Inc. Class A (g)	3,300	733,788
TripAdvisor, Inc. (g)	87,200	2,364,864
Twitter, Inc. (g)	25,000	967,250
		33,242,047
Media - 1.2%
Altice U.S.A., Inc. Class A (g)	145,900	1,820,832
Comcast Corp. Class A	199,734	9,351,546
Gannett Co., Inc. (f)(g)	2,281,204	10,288,230
Interpublic Group of Companies, Inc.	1,750	62,038
Magnite, Inc. (g)	158,500	2,093,785
Shaw Communications, Inc. Class B	671	20,825
		23,637,256
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. Class B (non-vtg.)	142	8,037
T-Mobile U.S., Inc. (g)	61,402	7,880,947
		7,888,984
TOTAL COMMUNICATION SERVICES		84,112,457
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.1%
Patrick Industries, Inc.	38,188	2,302,736
Automobiles - 0.1%
Arrival SA (f)(g)	178,200	664,686
Aston Martin Lagonda Global Holdings PLC (b)(g)	86,400	1,118,196
		1,782,882
Diversified Consumer Services - 0.3%
2U, Inc. (f)(g)	81,400	1,080,992
Chegg, Inc. (g)	59,400	2,155,032
The Beachbody Co., Inc. (f)(g)	713,532	1,619,718
		4,855,742
Hotels, Restaurants & Leisure - 3.6%
A&W Revenue Royalties Income Fund	373,100	12,910,696
ARAMARK Holdings Corp.	77,300	2,906,480
Boston Pizza Royalties Income Fund	422,400	5,936,542
Caesars Entertainment, Inc. (g)	61,700	4,773,112
Marriott International, Inc. Class A (g)	41,900	7,363,925
McDonald's Corp.	296	73,195
MTY Food Group, Inc.	2,800	122,043
Pizza Pizza Royalty Corp.	1,085,600	12,244,099
Super Group SGHC Ltd. (f)(g)	2,253,166	24,131,408
The Keg Royalties Income Fund	48,300	643,279
		71,104,779
Household Durables - 0.5%
Sony Group Corp. sponsored ADR	73,000	7,497,830
Tempur Sealy International, Inc.	619	17,282
Traeger, Inc. (f)(g)	394,450	2,934,708
		10,449,820
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	135	7,730
Fiverr International Ltd. (f)(g)	17,000	1,293,190
Porch Group, Inc. Class A (g)	467,271	3,245,197
The RealReal, Inc. (g)	285,600	2,073,456
		6,619,573
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (f)(g)	54,900	1,450,458
Multiline Retail - 0.0%
Dollar Tree, Inc. (g)	134	21,460
Kohl's Corp.	405	24,486
Nordstrom, Inc.	327	8,865
Target Corp.	259	54,965
		109,776
Specialty Retail - 0.1%
Arko Corp. (f)	181,281	1,649,657
Best Buy Co., Inc.	174	15,817
Burlington Stores, Inc. (g)	148	26,961
Carvana Co. Class A (g)	7,200	858,888
Dick's Sporting Goods, Inc.	166	16,603
Lowe's Companies, Inc.	102	20,623
TJX Companies, Inc.	287	17,386
		2,605,935
Textiles, Apparel & Luxury Goods - 0.0%
PVH Corp.	215	16,471
Tapestry, Inc.	666	24,742
		41,213
TOTAL CONSUMER DISCRETIONARY		101,322,914
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Diageo PLC	800	40,580
Keurig Dr. Pepper, Inc.	2,200	83,380
The Coca-Cola Co.	1,947	120,714
		244,674
Food & Staples Retailing - 0.0%
Albertsons Companies, Inc.	462	15,362
BJ's Wholesale Club Holdings, Inc. (g)	477	32,250
Costco Wholesale Corp.	45	25,913
Walmart, Inc.	1,164	173,343
		246,868
Food Products - 0.0%
Bunge Ltd.	181	20,057
Mondelez International, Inc.	828	51,982
Nestle SA (Reg. S)	166	21,583
		93,622
Household Products - 0.0%
Procter & Gamble Co.	1,102	168,386
Personal Products - 0.0%
Unilever PLC	308	13,984
Tobacco - 0.5%
Turning Point Brands, Inc.	239,811	8,155,972
TOTAL CONSUMER STAPLES		8,923,506
ENERGY - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Calumet Specialty Products Partners LP (g)	499,335	6,795,949
Canadian Natural Resources Ltd.	22,505	1,393,522
Cheniere Energy, Inc.	10,200	1,414,230
ConocoPhillips Co.	649	64,900
DHT Holdings, Inc.	2,939,233	17,047,551
Energy Transfer LP	440,700	4,931,433
Enterprise Products Partners LP	190,604	4,919,489
Enviva, Inc.	327,234	25,900,571
Euronav NV (f)	2,080,797	21,994,024
Exxon Mobil Corp.	61,436	5,073,999
Freehold Royalties Ltd. (f)	766,400	8,772,694
Hess Corp.	313	33,504
Imperial Oil Ltd.	1,182	57,202
Magellan Midstream Partners LP	98,300	4,823,581
MPLX LP	144,500	4,794,510
Phillips 66 Co.	495	42,763
SFL Corp. Ltd.	726,600	7,396,788
Suncor Energy, Inc.	1,921	62,540
Targa Resources Corp.	65,100	4,913,097
The Williams Companies, Inc.	145,000	4,844,450
Thungela Resources Ltd.	72	932
Valero Energy Corp.	517	52,496
		125,330,225
FINANCIALS - 1.9%
Banks - 0.7%
Bank of America Corp.	96,267	3,968,126
Comerica, Inc.	28,700	2,595,341
Huntington Bancshares, Inc.	3,189	46,623
JPMorgan Chase & Co.	29,768	4,057,974
M&T Bank Corp.	481	81,530
PNC Financial Services Group, Inc.	360	66,402
Wells Fargo & Co.	79,071	3,831,781
		14,647,777
Capital Markets - 0.5%
AllianceBernstein Holding LP	53,957	2,537,058
BlackRock, Inc. Class A	81	61,898
Canaccord Genuity Group, Inc.	173,000	1,709,035
Coinbase Global, Inc. (f)(g)	10,400	1,974,544
Sixth Street Specialty Lending, Inc.	152,350	3,548,232
		9,830,767
Consumer Finance - 0.1%
Capital One Financial Corp.	760	99,780
SoFi Technologies, Inc. (f)(g)	97,500	921,375
		1,021,155
Insurance - 0.6%
American Financial Group, Inc.	323	47,035
Chubb Ltd.	383	81,924
Hartford Financial Services Group, Inc.	126,063	9,052,584
Power Corp. of Canada (sub. vtg.) (f)	104,400	3,231,836
The Travelers Companies, Inc.	343	62,676
		12,476,055
TOTAL FINANCIALS		37,975,754
HEALTH CARE - 3.8%
Biotechnology - 0.8%
AbbVie, Inc.	48,509	7,863,794
Amgen, Inc.	971	234,807
Vertex Pharmaceuticals, Inc. (g)	30,200	7,881,294
		15,979,895
Health Care Equipment & Supplies - 0.0%
CryoPort, Inc. (g)	23,800	830,858
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (g)	87,500	969,500
Accolade, Inc. (g)	82,000	1,439,920
Cigna Corp.	287	68,768
Guardant Health, Inc. (g)	20,300	1,344,672
Oak Street Health, Inc. (g)	43,100	1,158,528
UnitedHealth Group, Inc.	10,308	5,256,771
		10,238,159
Health Care Technology - 0.1%
Teladoc Health, Inc. (f)(g)	15,400	1,110,802
Life Sciences Tools & Services - 0.0%
Danaher Corp.	535	156,932
Pharmaceuticals - 2.4%
AstraZeneca PLC (United Kingdom)	655	86,862
Bristol-Myers Squibb Co.	108,505	7,924,120
Eli Lilly & Co.	27,426	7,853,984
Johnson & Johnson	44,778	7,936,005
Merck & Co., Inc.	96,563	7,922,994
Roche Holding AG (participation certificate)	19,665	7,780,690
Sanofi SA	996	101,831
Sanofi SA sponsored ADR	151,500	7,778,010
		47,384,496
TOTAL HEALTH CARE		75,701,142
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.4%
Huntington Ingalls Industries, Inc.	134	26,725
Lockheed Martin Corp.	65	28,691
Northrop Grumman Corp.	17,526	7,837,978
The Boeing Co. (g)	461	88,282
		7,981,676
Air Freight & Logistics - 0.0%
Deutsche Post AG	564	26,932
United Parcel Service, Inc. Class B	372	79,779
		106,711
Airlines - 0.6%
Alaska Air Group, Inc. (g)	52,600	3,051,326
Delta Air Lines, Inc. (g)	78,700	3,114,159
JetBlue Airways Corp. (g)	200,600	2,998,970
United Airlines Holdings, Inc. (g)	68,600	3,180,296
		12,344,751
Building Products - 0.0%
Johnson Controls International PLC	574	37,637
Construction & Engineering - 0.2%
Quanta Services, Inc.	33,700	4,435,257
Electrical Equipment - 1.8%
AMETEK, Inc.	375	49,943
Array Technologies, Inc. (g)	227,000	2,558,290
Babcock & Wilcox Enterprises, Inc. (f)(g)	2,600,982	21,224,013
Generac Holdings, Inc. (g)	20,200	6,004,652
Stem, Inc. (f)(g)	191,600	2,109,516
Sunrun, Inc. (g)	46,800	1,421,316
Vertiv Holdings Co.	128,400	1,797,600
		35,165,330
Industrial Conglomerates - 0.0%
General Electric Co.	875	80,063
Hitachi Ltd.	321	16,064
Roper Technologies, Inc.	122	57,612
Siemens AG	204	28,247
		181,986
Machinery - 0.0%
Crane Co.	228	24,688
Fortive Corp.	448	27,297
ITT, Inc.	456	34,296
Nordson Corp.	102	23,162
		109,443
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	2	6,010
Professional Services - 0.0%
Clarivate Analytics PLC (g)	846	14,179
Road & Rail - 1.0%
Canadian Pacific Railway Ltd. (f)	93,192	7,692,068
Uber Technologies, Inc. (g)	84,500	3,014,960
Union Pacific Corp.	28,300	7,731,843
		18,438,871
Trading Companies & Distributors - 0.0%
Watsco, Inc.	79	24,067
Transportation Infrastructure - 0.5%
Aena SME SA (b)(g)	157	26,172
Aena SME SA ADR (g)	269,200	4,441,800
Auckland International Airport Ltd. (g)	914,775	4,949,502
		9,417,474
TOTAL INDUSTRIALS		88,263,392
INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 0.3%
Cisco Systems, Inc.	103,368	5,763,800
IT Services - 1.5%
Accenture PLC Class A	204	68,795
Amdocs Ltd.	290	23,841
BigCommerce Holdings, Inc. (f)(g)	83,900	1,838,249
Digitalocean Holdings, Inc. (g)	34,500	1,995,825
Fastly, Inc. Class A (f)(g)	97,500	1,694,550
Genpact Ltd.	883	38,419
GTT Communications, Inc. rights (c)(g)	8,340	8,340
IBM Corp.	30,200	3,926,604
Okta, Inc. (g)	7,000	1,056,720
PayPal Holdings, Inc. (g)	60,100	6,950,565
Perficient, Inc. (g)	20,000	2,201,800
Repay Holdings Corp. (g)	73,400	1,084,118
Twilio, Inc. Class A (g)	35,800	5,900,198
Visa, Inc. Class A	82	18,185
Wix.com Ltd. (g)	26,000	2,715,960
		29,522,169
Semiconductors & Semiconductor Equipment - 0.7%
NVIDIA Corp.	18,880	5,151,597
NXP Semiconductors NV	38,017	7,036,186
SolarEdge Technologies, Inc. (g)	4,800	1,547,376
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	686	71,522
		13,806,681
Software - 3.7%
Adobe, Inc. (g)	5,000	2,278,100
Alteryx, Inc. Class A (g)	21,800	1,559,354
Avalara, Inc. (g)	20,400	2,030,004
BlackLine, Inc. (g)	20,100	1,471,722
Confluent, Inc. (f)	46,100	1,890,100
Coupa Software, Inc. (g)	72,876	7,406,388
DocuSign, Inc. (f)(g)	73,100	7,830,472
Dye & Durham Ltd.	35,100	721,289
Everbridge, Inc. (g)	86,500	3,774,860
Five9, Inc. (g)	15,800	1,744,320
LivePerson, Inc. (g)	237,109	5,790,202
Mandiant, Inc. (g)	126,800	2,828,908
Microsoft Corp.	70,147	21,627,022
New Relic, Inc. (g)	21,400	1,431,232
NortonLifeLock, Inc.	844	22,383
Open Text Corp.	1,162	49,272
Q2 Holdings, Inc. (f)(g)	25,400	1,565,910
RingCentral, Inc. (g)	20,700	2,426,247
Salesforce.com, Inc. (g)	8,100	1,719,792
Splunk, Inc. (g)	27,800	4,131,358
Unity Software, Inc. (f)(g)	16,100	1,597,281
		73,896,216
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	88,005	15,366,553
Samsung Electronics Co. Ltd.	1,061	60,581
Seagate Technology Holdings PLC	110	9,889
		15,437,023
TOTAL INFORMATION TECHNOLOGY		138,425,889
MATERIALS - 2.1%
Chemicals - 0.3%
Amyris, Inc. (f)(g)	192,900	841,044
Corteva, Inc.	70,200	4,035,096
Linde PLC	269	85,927
Nutrien Ltd.	192	19,846
		4,981,913
Containers & Packaging - 0.0%
Ball Corp.	256	23,040
Crown Holdings, Inc.	540	67,549
Packaging Corp. of America	320	49,955
		140,544
Metals & Mining - 1.8%
Agnico Eagle Mines Ltd. (United States)	33,800	2,069,912
Anglo American PLC (United Kingdom)	555	28,839
Lundin Mining Corp.	856	8,675
Newmont Corp.	26,900	2,137,205
Wheaton Precious Metals Corp.	675,826	32,138,428
		36,383,059
TOTAL MATERIALS		41,505,516
REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 5.8%
Alexandria Real Estate Equities, Inc.	17,000	3,421,250
American Tower Corp.	184	46,224
Apple Hospitality (REIT), Inc.	117,200	2,106,084
Boston Properties, Inc.	41,300	5,319,440
Braemar Hotels & Resorts, Inc. (f)	149,200	922,056
Essential Properties Realty Trust, Inc.	115,900	2,932,270
Gaming & Leisure Properties	161,650	7,586,235
Host Hotels & Resorts, Inc.	396,100	7,696,223
Lamar Advertising Co. Class A	28,743	3,339,362
Medical Properties Trust, Inc.	45,100	953,414
MGM Growth Properties LLC	191,300	7,403,310
National Retail Properties, Inc.	66,100	2,970,534
Park Hotels & Resorts, Inc.	89,800	1,753,794
Postal Realty Trust, Inc.	470,750	7,918,015
Prologis (REIT), Inc.	20,900	3,374,932
Public Storage	143	55,810
RioCan (REIT) (f)	155,000	3,128,145
RLJ Lodging Trust	150,000	2,112,000
Ryman Hospitality Properties, Inc. (g)	80,700	7,486,539
SL Green Realty Corp.	92,800	7,533,504
Smart (REIT) (f)	121,900	3,201,197
Spirit Realty Capital, Inc.	200,117	9,209,384
Summit Hotel Properties, Inc. (g)	213,500	2,126,460
Sunstone Hotel Investors, Inc. (g)	310,400	3,656,512
VICI Properties, Inc.	330,400	9,403,184
Vornado Realty Trust	165,800	7,514,056
		113,169,934
UTILITIES - 2.4%
Electric Utilities - 1.2%
Constellation Energy Corp.	104,216	5,862,150
Duke Energy Corp.	70,200	7,838,532
Exelon Corp.	204,762	9,752,814
FirstEnergy Corp.	607	27,837
NextEra Energy, Inc.	1,346	114,020
NRG Energy, Inc.	533	20,446
PG&E Corp. (g)	1,355	16,179
Southern Co.	588	42,636
		23,674,614
Gas Utilities - 0.2%
Suburban Propane Partners LP	306,062	4,927,598
Independent Power and Renewable Electricity Producers - 1.0%
Clearway Energy, Inc. Class C	131,500	4,801,065
NextEra Energy Partners LP	90,000	7,502,400
Sunnova Energy International, Inc. (g)	71,200	1,641,872
Vistra Corp.	212,184	4,933,278
		18,878,615
Multi-Utilities - 0.0%
Ameren Corp.	428	40,129
CenterPoint Energy, Inc.	1,324	40,567
Dominion Energy, Inc.	812	68,996
WEC Energy Group, Inc.	419	41,820
		191,512
TOTAL UTILITIES		47,672,339
TOTAL COMMON STOCKS (Cost $770,728,458)		862,403,068

Preferred Stocks - 6.0%
	Shares	Value ($)
Convertible Preferred Stocks - 1.9%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Chewy, Inc. 6.50% (b)	1,600	1,560,000

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. Series A, 5.50%	28,700	3,339,532

Life Sciences Tools & Services - 0.3%
Danaher Corp. Series B, 5.00%	4,600	7,224,300

TOTAL HEALTH CARE		10,563,832

INDUSTRIALS - 0.5%
Construction & Engineering - 0.4%
Fluor Corp. 6.50% (b)	5,550	7,977,237

Professional Services - 0.1%
Clarivate Analytics PLC 5.00% (g)	40,900	2,773,838

TOTAL INDUSTRIALS		10,751,075

UTILITIES - 0.8%
Electric Utilities - 0.6%
NextEra Energy, Inc. 4.872%	162,400	10,011,960
PG&E Corp.	21,200	2,385,000
		12,396,960
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp. 6.875%	29,600	2,934,248

TOTAL UTILITIES		15,331,208

TOTAL CONVERTIBLE PREFERRED STOCKS		38,206,115
Nonconvertible Preferred Stocks - 4.1%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
BCE, Inc.:
2.954%(d)	119,000	1,689,597
Series AM, Canadian Government Bond 5 Year Note Index + 2.090% 2.939%(d)(e)	61,700	897,751
Series AQ, Canadian Government Bond 5 Year Note Index + 2.640% 4.812%(d)(e)	8,800	169,996
Series R	91,900	1,389,361
		4,146,705
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Fossil Group, Inc. 7.00%	84,611	2,095,814

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Enbridge, Inc.:
Canadian Government Bond 5 Year Note Index + 2.400% 3.415%(d)(e)	17,600	274,386
Canadian Government Bond 5 Year Note Index + 2.570% 4.449%(d)(e)	25,500	391,429
Canadian Government Bond 5 Year Note Index + 2.650% 5.086%(d)(e)	36,300	605,411
Series F, Canadian Government Bond 5 Year Note Index + 2.510% 4.689%(d)(e)	52,600	819,620
Series L, 5 year U.S. Treasury Index + 3.150% 4.959%(d)(e)	65,300	1,472,515
Energy Transfer LP Series C, 7.375% (d)	26,400	630,432
Global Partners LP Series B, 9.50%	61,000	1,612,364
Pembina Pipeline Corp.:
Series 15, 4.40%(d)	14,900	279,133
Series 17, Canadian Government Bond 5 Year Note Index + 3.010% 4.821%(d)(e)	11,900	221,694
Series 3, Canadian Government Bond 5 Year Note Index + 2.600% 4.478%(d)(e)	15,600	262,548
Series 5, Canadian Government Bond 5 Year Note Index + 3.000% 4.573%(d)(e)	13,400	250,604
Series 7, Canadian Government Bond 5 Year Note Index + 2.940% 4.38%(d)(e)	5,400	98,225
TC Energy Corp. Canadian Government Bond 5 Year Note Index + 2.380% 3.903% (d)(e)	45,300	750,078
		7,668,439
FINANCIALS - 1.5%
Banks - 0.4%
Cullen/Frost Bankers, Inc. Series B 4.45%	7,000	153,720
First Citizens Bancshares, Inc.	36,400	930,748
First Citizens Bancshares, Inc. Series C	42,400	1,051,520
First Republic Bank:
4.125%	19,643	403,860
Series L, 4.375%	10,893	226,202
Series M, 4.00%	21,609	432,180
JPMorgan Chase & Co.:
4.625%	26,000	573,820
Series MM, 4.20%	40,450	851,877
Silvergate Capital Corp. 5.375%	54,660	1,177,376
Truist Financial Corp. Series O, 5.25%	23,000	579,830
U.S. Bancorp 4.50%	40,000	905,600
Wells Fargo & Co.:
4.25%	47,100	981,564
Series CC, 4.375%	8,000	167,520
Series Z, 4.75%	17,200	381,840
		8,817,657
Capital Markets - 0.8%
B. Riley Financial, Inc.:
5.00%	102,000	2,442,900
5.25%	96,200	2,308,800
5.50%	66,000	1,643,400
6.00%	3,700	93,018
6.375%	68,100	1,739,267
6.50%	17,800	455,093
6.75%	5,307	135,806
Brookfield Asset Management, Inc.:
Canadian Government Bond 5 Year Note Index + 1.800% 2.727%(d)(e)	10,700	160,310
Canadian Government Bond 5 Year Note Index + 2.310% 3.471%(d)(e)	16,300	271,199
Canadian Government Bond 5 Year Note Index + 2.630% 4.437%(d)(e)	2,300	42,389
Canadian Government Bond 5 Year Note Index + 2.960% 4.685%(d)(e)	900	17,839
Series 13 CANADA PRIME RATE + 0.000% 2.513%(d)(e)	55,800	639,614
Canaccord Genuity Group, Inc.:
Canadian Government Bond 5 Year Note Index + 3.210% 3.885%(d)(e)	160,330	2,379,012
Canadian Government Bond 5 Year Note Index + 4.030% 4.993%(d)(e)	97,100	1,875,747
Morgan Stanley Series L, 4.875%	15,000	354,900
Stifel Financial Corp. Series D, 4.50%	35,000	726,950
		15,286,244
Consumer Finance - 0.0%
Capital One Financial Corp. Series J, 5.00%	19,300	425,951

Diversified Financial Services - 0.0%
Equitable Holdings, Inc. 4.30%	10,700	213,037

Insurance - 0.1%
Athene Holding Ltd.:
Series A, 6.35%(d)	4,300	113,778
Series B, 5.625%	7,923	195,936
Series D, 4.875%	8,000	173,040
MetLife, Inc. Series F 4.75%	16,100	384,146
Power Financial Corp. BK CDA TREASURY BIL 3 MTH INDX + 1.600% 1.77% (d)(e)	28,300	366,724
		1,233,624
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc. 6.50%	40,000	980,800

Real Estate Management & Development - 0.1%
Brookfield Properties Corp.:
Canadian Government Bond 5 Year Note Index + 3.000% 4.161%(d)(e)	43,400	657,865
Canadian Government Bond 5 Year Note Index + 3.160% 5.383%(d)(e)	42,100	718,982
Series CC, Canadian Government Bond 5 Year Note Index + 5.180% 6.00%(d)(e)	18,100	373,394
Series EE, 5.10%(d)	20,000	386,834
Series R, Canadian Government Bond 5 Year Note Index + 3.480% 4.155%(d)(e)	26,900	425,184
		2,562,259
TOTAL FINANCIALS		29,519,572

INDUSTRIALS - 1.2%
Commercial Services & Supplies - 0.0%
Pitney Bowes, Inc. 6.70%	15,674	349,710

Electrical Equipment - 1.2%
Babcock & Wilcox Enterprises, Inc.:
6.50%	87,500	2,080,750
8.125%	614,587	16,089,888
Series A, 7.75%	188,413	4,692,595
		22,863,233
Marine - 0.0%
Global Ship Lease, Inc. 8.00%	32,284	831,636

TOTAL INDUSTRIALS		24,044,579

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Greenidge Generation Holdings, Inc. 8.50%	118,139	2,620,323

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Braemar Hotels & Resorts, Inc. Series D, 8.25%	2,454	62,552
Pebblebrook Hotel Trust:
6.375%	31,000	765,700
Series H, 5.70%	77,270	1,735,484
Summit Hotel Properties, Inc.:
Series E, 6.25%	38,505	929,511
Series F, 5.875%	42,554	1,002,317
Sunstone Hotel Investors, Inc. Series I, 5.70%	40,000	913,200
Vornado Realty Trust Series O, 4.45%	28,300	566,000
		5,974,764
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 5.75%	78,100	1,622,918

TOTAL REAL ESTATE		7,597,682

UTILITIES - 0.2%
Electric Utilities - 0.0%
Fortis, Inc. Series G, Canadian Government Bond 5 Year Note Index + 2.130% 3.883% (d)(e)	21,600	380,114

Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	13,000	295,620
TransAlta Corp.:
Canadian Government Bond 5 Year Note Index + 2.030% 2.709%(d)(e)	33,300	426,988
Canadian Government Bond 5 Year Note Index + 3.800% 4.988%(d)(e)	13,700	265,858
Series E, Canadian Government Bond 5 Year Note Index + 3.650% 5.19%(d)(e)	50,400	959,501
		1,947,967
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP:
5.125%	15,000	312,000
Class A 5.00%	25,400	515,620
		827,620
TOTAL UTILITIES		3,155,701

TOTAL NONCONVERTIBLE PREFERRED STOCKS		80,848,815
TOTAL PREFERRED STOCKS (Cost $118,089,062)		119,054,930

Bank Loan Obligations - 7.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
CSC Holdings LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.6466% 1/15/26 (d)(e)(h)	2,325,000	2,290,125
CONSUMER DISCRETIONARY - 5.4%
Diversified Consumer Services - 1.5%
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (d)(e)(h)	30,780,877	30,507,235
Hotels, Restaurants & Leisure - 1.4%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (d)(e)(h)	810,925	792,679
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 7/20/25 (d)(e)(h)	8,103,682	8,067,216
Carnival Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 10/18/28 (d)(e)(h)	1,665,825	1,626,262
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/27/29 (d)(e)(h)	6,737,202	6,695,094
Pacific Bells LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 10/20/28 (d)(e)(h)	6,762,433	6,686,356
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 4.500% 2.25% 10/12/28 (d)(e)(h)	70,619	69,824
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 7/21/28 (d)(e)(h)	2,788,013	2,751,434
		26,688,865
Household Durables - 1.1%
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 6/29/28 (d)(e)(h)	20,384,571	19,467,266
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.25% 6/29/28 (d)(e)(h)	2,687,839	2,566,886
		22,034,152
Internet & Direct Marketing Retail - 1.1%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (d)(e)(h)	19,115,651	19,020,073
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 12/17/26 (d)(e)(h)	2,289,873	2,252,296
		21,272,369
Specialty Retail - 0.1%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 4/15/28 (d)(e)(h)	1,853,257	1,734,593
Textiles, Apparel & Luxury Goods - 0.2%
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 11/18/28 (d)(e)(h)	3,241,875	3,209,456
TOTAL CONSUMER DISCRETIONARY		105,446,670
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Del Monte Foods, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 2/15/29 (d)(e)(h)(i)	2,885,000	2,838,119
FINANCIALS - 0.2%
Insurance - 0.2%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 2/13/27 (d)(e)(h)	2,992,366	2,944,997
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (d)(e)(h)	1,943,489	1,928,641
		4,873,638
HEALTH CARE - 0.2%
Health Care Technology - 0.2%
Athenahealth, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 2/15/29 (d)(e)(h)	4,275,362	4,222,989
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 0% 2/15/29 (d)(e)(h)	724,638	715,761
		4,938,750
INDUSTRIALS - 1.0%
Air Freight & Logistics - 0.2%
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/23/28 (d)(e)(h)	2,650,000	2,615,232
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.96% 12/23/22 (c)(d)(e)(h)	350,000	346,500
		2,961,732
Commercial Services & Supplies - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.2501% 6/21/24 (d)(e)(h)	2,493,455	2,374,667
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.4574% 8/4/28 (d)(e)(h)	1,807,708	1,780,213
		4,154,880
Electrical Equipment - 0.3%
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (d)(e)(h)	3,338,979	3,242,984
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9914% 3/2/27 (d)(e)(h)	3,092,172	3,011,002
		6,253,986
Road & Rail - 0.3%
Uber Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 4/4/25 (d)(e)(h)	4,737,694	4,723,292
Transportation Infrastructure - 0.0%
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.75% 10/25/28 (c)(d)(e)(h)	655,000	651,725
TOTAL INDUSTRIALS		18,745,615
INFORMATION TECHNOLOGY - 0.6%
IT Services - 0.0%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 5/31/25 (d)(e)(h)	228,261	185,724
Software - 0.6%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.8678% 3/10/27 (d)(e)(h)	1,817,880	1,781,523
Ascend Learning LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/10/28 (d)(e)(h)	1,775,550	1,753,800
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 1/31/27 (d)(e)(h)	2,500,000	2,482,300
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/3/26 (d)(e)(h)	5,127,150	5,080,544
		11,098,167
TOTAL INFORMATION TECHNOLOGY		11,283,891
UTILITIES - 0.3%
Electric Utilities - 0.2%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (d)(e)(h)	2,792,929	2,739,696
Multi-Utilities - 0.1%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/17/28 (d)(e)(h)	2,273,575	2,242,313
TOTAL UTILITIES		4,982,009
TOTAL BANK LOAN OBLIGATIONS (Cost $157,441,605)		155,398,817

Fixed-Income Funds - 0.0%
	Shares	Value ($)
Fidelity Direct Lending Fund, LP (c)(j)(k) (Cost $26,025)	2,603	26,030

Preferred Securities - 1.4%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP:
6.25% (d)(l)	500,000	428,125
6.5% (d)(l)	1,600,000	1,572,480
6.625% (d)(l)	400,000	358,000
7.125% (d)(l)	400,000	390,000
		2,748,605
FINANCIALS - 1.2%
Banks - 0.6%
Bank of America Corp.:
4.375% (d)(l)	3,500,000	3,289,300
5.125% (d)(l)	150,000	151,125
5.875% (d)(l)	375,000	378,675
Citigroup, Inc.:
4% (d)(l)	175,000	168,000
4.15% (d)(l)	800,000	749,500
5% (d)(l)	700,000	693,000
First Citizens Bancshares, Inc. Series B, 5.8% (d)(l)	775,000	780,813
JPMorgan Chase & Co.:
3.65% (d)(l)	1,000,000	935,000
4.6% (d)(l)	1,800,000	1,734,750
5% (d)(l)	230,000	229,235
5.15% (d)(l)	135,000	135,675
M&T Bank Corp. 3.5% (d)(l)	900,000	808,857
PNC Financial Services Group, Inc. 3.4% (d)(l)	850,000	765,425
Truist Financial Corp.:
5.05% (d)(l)	205,000	197,313
5.1% (d)(l)	200,000	202,800
U.S. Bancorp 3.7% (d)(l)	850,000	769,250
Wells Fargo & Co. 3.9% (d)(l)	400,000	383,420
		12,372,138
Capital Markets - 0.2%
Charles Schwab Corp.:
5% (d)(l)	2,800,000	2,789,640
5.375% (d)(l)	150,000	154,500
		2,944,140
Consumer Finance - 0.4%
Ally Financial, Inc.:
4.7% (d)(l)	3,020,000	2,842,756
4.7% (d)(l)	1,700,000	1,547,000
American Express Co. 3.55% (d)(l)	2,525,000	2,301,033
Capital One Financial Corp. 3.95% (d)(l)	750,000	697,575
		7,388,364
Diversified Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (d)(l)	250,000	245,625
TOTAL FINANCIALS		22,950,267
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co. 3 month U.S. LIBOR + 3.330% 4.156% (d)(e)(l)	575,000	551,281
UTILITIES - 0.1%
Electric Utilities - 0.1%
Edison International 5% (d)(l)	1,500,000	1,407,750
TOTAL PREFERRED SECURITIES (Cost $28,267,815)		27,657,903

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (m)	34,044,680	34,051,489
Fidelity Securities Lending Cash Central Fund 0.31% (m)(n)	60,591,904	60,597,963
TOTAL MONEY MARKET FUNDS (Cost $94,649,452)		94,649,452

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $1,975,837,292)	2,056,064,805
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(87,120,580)
NET ASSETS - 100.0%	1,968,944,225

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $317,940,490 or 16.1% of net assets.

(c)	Level 3 security
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security is on loan at period end.
(g)	Non-income producing
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	The coupon rate will be determined upon settlement of the loan after period end.
(j)	Affiliated Fund
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,030 or 0.0% of net assets.

(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Direct Lending Fund, LP	3/22/22 - 3/31/22	26,025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	79,484,676	582,880,064	628,313,251	11,431	-	-	34,051,489	0.1%
Fidelity Securities Lending Cash Central Fund 0.31%	43,783,561	101,913,191	85,098,789	64,164	-	-	60,597,963	0.1%
Total	123,268,237	684,793,255	713,412,040	75,595	-	-	94,649,452

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	-	26,025	-	21	-	5	26,030
	-	26,025	-	21	-	5	26,030

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies and is categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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